Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Continuing operations
Revenue	$ 51,262	$ 55,658	$ 53,817
Other income	368	1,285	394
Expenses excluding net finance costs	(32,319)	(36,750)	(31,873)
Profit/(loss) from equity accounted investments, related impairments and expenses	153	(2,656)	594
Profit from operations	19,464	17,537	22,932
Financial expenses	(1,771)	(2,198)	(2,060)
Financial income	660	709	529
Net finance costs	(1,111)	(1,489)	(1,531)
Profit before taxation	18,353	16,048	21,401
Income tax expense	(6,130)	(6,015)	(6,691)
Royalty-related taxation (net of income tax benefit)	(1,080)	(432)	(386)
Total taxation expense	(7,210)	(6,447)	(7,077)
Profit after taxation	11,143	9,601	14,324
Attributable to non-controlling interests	2,124	1,704	1,403
Attributable to BHP shareholders	$ 9,019	$ 7,897	$ 12,921
Basic earnings per ordinary share (cents)	$ 1.778	$ 1.558	$ 2.552
Diluted earnings per ordinary share (cents)	$ 1.774	$ 1.555	$ 2.547